Intrepid Small Cap Fund
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 83.3%	Shares	Value
Capital Goods - 11.4%
Acuity Brands, Inc.	4,103	$990,628
Armstrong World Industries, Inc.	9,522	1,078,271
Helios Technologies, Inc.	17,250	823,688
Park Aerospace Corp.	140,745	1,925,392
		4,817,979

Commercial & Professional Services - 12.7%
Conduent, Inc. (a)	391,528	1,276,381
Franklin Covey Co. (a)	49,660	1,887,080
WNS Holdings Ltd. (a)	41,855	2,197,388
		5,360,849

Consumer Discretionary Distribution & Retail - 4.7%
Valvoline, Inc. (a)	45,725	1,975,320

Consumer Durables & Apparel - 8.4%
Carter's, Inc.	20,266	1,255,884
LGI Homes, Inc. (a)	8,095	724,421
Skechers USA, Inc. - Class A (a)	22,374	1,546,491
		3,526,796

Consumer Staples Distribution & Retail - 3.8%
BJ's Wholesale Club Holdings, Inc. (a)	18,101	1,589,992

Energy - 3.7%
Civitas Resources, Inc.	22,812	1,574,028

Financial Services - 10.3%
Cboe Global Markets, Inc.	4,363	741,972
Jefferies Financial Group, Inc.	35,636	1,773,247
Pagseguro Digital Ltd. - Class A (a)	156,164	1,825,557
		4,340,776

Food, Beverage & Tobacco - 8.8%
Becle SAB de CV	1,071,395	1,932,552
Simply Good Foods Co. (a)	20,188	729,392
Vector Group Ltd.	100,635	1,063,712
		3,725,656

Media & Entertainment - 4.1%
IAC, Inc. (a)	36,339	1,702,482

Real Estate Management & Development - 6.3%
FRP Holdings, Inc. (a)	93,162	2,656,980

Software & Services - 3.7%
Dropbox, Inc. - Class A (a)	69,476	1,561,126

Technology Hardware & Equipment - 5.4%
Fabrinet (a)	9,307	2,278,261
TOTAL COMMON STOCKS (Cost $28,286,054)		35,110,245

EXCHANGE TRADED FUNDS - 8.6%	Shares	Value
AdvisorShares Pure US Cannabis ETF (a)	224,446	1,645,189
iShares Gold Trust (a)	45,117	1,981,990
		3,627,179
TOTAL EXCHANGE TRADED FUNDS (Cost $3,451,250)		3,627,179

REAL ESTATE INVESTMENT TRUSTS - 5.9%	Shares	Value
Financial Services - 5.9%
Chicago Atlantic Real Estate Finance, Inc.	107,532	1,651,691
Rithm Capital Corp.	77,171	841,936
		2,493,627
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,471,033)		2,493,627

SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%	Shares
Invesco Treasury Portfolio - Class Institutional, 5.22% (b)	985,893	985,893
TOTAL SHORT-TERM INVESTMENTS (Cost $985,893)		985,893

TOTAL INVESTMENTS - 100.1% (Cost $35,194,230)		42,216,944
Liabilities in Excess of Other Assets - (0.1)%		(61,906)
TOTAL NET ASSETS - 100.0%		$42,155,038

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Intrepid Small Cap Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$35,110,245	$–	$–	$35,110,245
Exchange Traded Funds	3,627,179	–	–	3,627,179
Real Estate Investment Trusts	2,493,627	–	–	2,493,627
Money Market Funds	985,893	–	–	985,893
Total Investments	$42,216,944	$–	$–	$42,216,944

Refer to the Schedule of Investments for further disaggregation of investment categories.